CONDENSED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 13,845	$ 16,537
Restricted cash	24	34
Prepaid clinical trial expenses and deferred clinical trial costs	1,728	1,728
Prepaid expenses and other current assets	337	721
Total current assets	15,934	19,020
Property and equipment, net	54	53
Total assets	15,988	19,073
Current liabilities:
Trade payables	212	136
Employees and related liabilities	284	423
Accrued expenses	53	198
Total current liabilities	549	757
Non-current liabilities:
Provision for uncertain tax positions	238	234
Total liabilities	787	991
Commitments and contingencies
Shareholders’ equity:
Ordinary shares, NIS 0.03 par value; Authorized: 26,666,667 shares as of June 30, 2022 and December 31, 2021; Issued and outstanding: 10,634,166 and 10,482,056 shares as of June 30, 2022 and December 31, 2021, respectively.	94	94
Additional paid-in capital	42,351	41,715
Accumulated deficit	(27,244)	(23,727)
Total shareholders’ equity	15,201	18,082
Total liabilities and shareholders’ equity	$ 15,988	$ 19,073